DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Notional amount	$ 177,224,139	$ 177,941,295
Cash flow hedge derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,751,673	9,327,198
Cash flow hedge derivatives [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,020,075	1,555,818
Cash flow hedge derivatives [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	8,731,598	7,771,380
Cash flow hedge derivatives [Member] | Loans and accounts receivables from customers [Member] | Mortgage loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,425,421	3,254,067
Cash flow hedge derivatives [Member] | Loans and accounts receivables from customers [Member] | Commercial loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	644,608	972,360
Cash flow hedge derivatives [Member] | Available for sale investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	157,862	533,021
Cash flow hedge derivatives [Member] | Available for sale investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	242,819	20,754
Cash flow hedge derivatives [Member] | Available for sale investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		26,196
Cash flow hedge derivatives [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		285,090
Cash flow hedge derivatives [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,070,524	1,539,220
Cash flow hedge derivatives [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	888,077	597,895
Cash flow hedge derivatives [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,322,362	2,098,595
Cash flow hedge derivatives [Member] | Due within 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,079,107	5,067,004
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,020,075	1,555,818
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,059,032	3,511,186
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Loans and accounts receivables from customers [Member] | Mortgage loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,153,348	1,083,972
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Loans and accounts receivables from customers [Member] | Commercial loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	644,608	972,360
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		20,754
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Available for sale investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		26,196
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		285,090
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	120,520	854,414
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	241,183	140,765
Cash flow hedge derivatives [Member] | Due within 1 year [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	919,448	1,683,453
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,755,144	1,235,548
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,755,144	235,548
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	583,061	312,546
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Loans and accounts receivables from customers [Member] | Commercial loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Available for sale investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	647,550	399,451
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	121,619	108,409
Cash flow hedge derivatives [Member] | Between 1 and 3 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	402,914	415,142
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,130,105	1,555,362
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,130,105	1,555,362
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,335,141	900,746
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Loans and accounts receivables from customers [Member] | Commercial loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	25,290	126,140
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	242,819
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Available for sale investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	302,454	285,355
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	224,401	243,121
Cash flow hedge derivatives [Member] | Between 3 and 6 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,787,317	1,469,284
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,787,317	1,469,284
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Mortgage loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,353,871	956,803
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Loans and accounts receivables from customers [Member] | Commercial loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Available for sale investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	132,572	406,881
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Available for sale investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Available for sale investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	300,874	105,600
Cash flow hedge derivatives [Member] | Over 6 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount